Accumulated Other Comprehensive Income (Loss) - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	$ 1,594	$ 1,472
Other comprehensiveincome (loss)	(606)	122
Accumulated other comprehensive income, ending balance	988	1,594
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,155	1,359
Other comprehensiveincome (loss)	(202)	(204)
Accumulated other comprehensive income, ending balance	953	1,155
Unrealized gains (losses) on available-for-sale assets
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	632	313
Other comprehensiveincome (loss)	(366)	319
Accumulated other comprehensive income, ending balance	266	632
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(13)	(7)
Other comprehensiveincome (loss)	6	(6)
Accumulated other comprehensive income, ending balance	(7)	(13)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(42)	(33)
Other comprehensiveincome (loss)	(5)	(9)
Accumulated other comprehensive income, ending balance	(47)	(42)
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(283)	(305)
Other comprehensiveincome (loss)	(39)	22
Accumulated other comprehensive income, ending balance	(322)	(283)
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	145	145
Other comprehensiveincome (loss)	0	0
Accumulated other comprehensive income, ending balance	145	145
Participating policyholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	5	11
Other comprehensiveincome (loss)	(3)	(6)
Accumulated other comprehensive income, ending balance	2	5
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,589	1,461
Other comprehensiveincome (loss)	(603)	128
Accumulated other comprehensive income, ending balance	$ 986	$ 1,589